Capital adequacy - Capital adequacy (Details) - SEK (kr) kr in Millions	Jun. 30, 2020	Dec. 31, 2019
Capital adequacy
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which minimum Common Equity Tier 1 requirement	4.50%
Minimum requirement of Common Equity Tier 1 capital	4.50%
Minimum requirement of Tier 1 capital	6.00%
Minimum requirement of total Own Funds	8.00%
Parent Company
Capital adequacy
Common Equity Tier 1 capital ratio	20.40%	20.60%
Tier 1 capital ratio	20.40%	20.60%
Total capital ratio	20.40%	20.60%
Institution specific Common Equity Tier 1 capital requirement incl. of buffers	kr 6,545	kr 7,890
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which minimum Common Equity Tier 1 requirement	4,184	3,990
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which capital conservation buffer	2,324	2,216
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which countercyclical buffer	37	1,684
Common Equity Tier 1 capital available as a buffer	kr 11,529	kr 11,171
Institution specific Common Equity Tier 1 capital requirement incl. of buffers	7.00%	8.90%
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which minimum Common Equity Tier 1 requirement	4.50%	4.50%
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which capital conservation buffer	2.50%	2.50%
Institution specific Common Equity Tier 1 capital requirement incl. of buffers, of which countercyclical buffer	0.00%	1.90%
Common Equity Tier 1 capital available as a buffer	12.40%	12.60%
Minimum requirement of Common Equity Tier 1 capital	4.50%	4.50%
Addition to minimum Common Equity Tier 1 capital ratio to calculate capital available as a buffer	3.50%